UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259

                  Promark Absolute Return Strategies Fund, LLC
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               (Address of principal executive offices) (Zip code)


                               David Hartman, Esq.
                        Promark Investment Advisors, Inc.
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010


-------------------------------------- ----------------- ----------- --------------  -----------------------------------






                                        EXCHANGE TICKER              SHAREHOLDER
    ISSUER OF PORTFOLIO SECURITY            SYMBOL         CUSIP #   MEETING DATE       SUMMARY OF MATTER VOTED ON
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
Goldman Sachs Global Alpha Fund plc          N/A            N/A        7/7/2009      Authorize directors to determine
                                                                                     the remuneration of the auditors
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
Lansdowne UK Equity Fund Limited             N/A            N/A       7/17/2009      Reduce geographical exposure to
                                                                                     UK Companies
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
Cerberus International, Ltd.                 N/A            N/A       10/7/2009      Approve proposed amendment to the
                                                                                     articles of association
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
Gracie International Credit                  N/A            N/A       12/7/2009      Approve proposed amendment to the
Opportunities Fund, Ltd.                                                             articles of association and
                                                                                     adoption of revised confidential
                                                                                     offering memorandum
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
Regiment Capital Ltd.                        N/A            N/A       2/12/2010      Approve proposed amendment to the
                                                                                     articles of association
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
Bayview Opportunity Offshore, L.P.           N/A            N/A       5/20/2009      Consent to the investment
                                                                                     allocation policy for the fund
                                                                                     and approve the proposed
                                                                                     amendment to the fund documents
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
Styx International, Ltd.                     N/A            N/A      12/28/2009      Consent to amendment to the
                                                                                     previously submitted redemption
                                                                                     request
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
CSOF II Fund (Cayman), Ltd.                  N/A            N/A       3/12/2010      Consent to early return of
                                                                                     capital from the fund
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
King Street Capital, L.P.                    N/A            N/A       4/23/2010      Consent to amendment of offering
                                                                                     memorandum and ninth amended and
                                                                                     restated limited partnership
                                                                                     agreement
-------------------------------------- ----------------- ----------- --------------  -----------------------------------
Bayview Opportunity Offshore IIa, L.P.       N/A            N/A       7/30/2010      Consent to amendment of
                                                                                     partnership agreement.
-------------------------------------- ----------------- ----------- --------------  -----------------------------------

-------------------------------------- -------------- -------------- ---------------- ----------------
                                                                     FUND'S VOTE FOR
                                                                        OR AGAINST
                                                                       PROPOSAL, OR
                                                                       ABSTAIN; FOR
                                         WHO PROPOSED     WHETHER       OR WITHHOLD     WHETHER VOTE
                                            MATTER:       FUND CAST      REGARDING       WAS FOR OR
                                           ISSUER /       VOTE ON       ELECTION OF        AGAINST
      ISSUER OF PORTFOLIO SECURITY       SHAREHOLDER       MATTER        DIRECTORS       MANAGEMENT
-------------------------------------- -------------- -------------- ---------------- ----------------
Goldman Sachs Global Alpha Fund plc        Issuer           Yes             For              For

-------------------------------------- -------------- -------------- ---------------- ----------------
Lansdowne UK Equity Fund Limited           Issuer           Yes             For              For

-------------------------------------- -------------- -------------- ---------------- ----------------
Cerberus International, Ltd.               Issuer           Yes             For              For

-------------------------------------- -------------- -------------- ---------------- ----------------
Gracie International Credit                Issuer           Yes             For              For
Opportunities Fund, Ltd.


-------------------------------------- -------------- -------------- ---------------- ----------------
Regiment Capital Ltd.                      Issuer           Yes             For              For

-------------------------------------- -------------- -------------- ---------------- ----------------
Bayview Opportunity Offshore, L.P.         Issuer           Yes             For              For



-------------------------------------- -------------- -------------- ---------------- ----------------
Styx International, Ltd.                   Issuer           Yes             For              For


-------------------------------------- -------------- -------------- ---------------- ----------------
CSOF II Fund (Cayman), Ltd.                Issuer           Yes             For              For

-------------------------------------- -------------- -------------- ---------------- ----------------
King Street Capital, L.P.                  Issuer           Yes             For              For



-------------------------------------- -------------- -------------- ---------------- ----------------
Bayview Opportunity Offshore IIa, L.P.     Issuer           Yes             For              For

-------------------------------------- -------------- -------------- ---------------- ----------------

                                   SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Promark Absolute Return Strategies Fund, LLC
           ---------------------------------------------------------------------


By (Signature and Title)* /s/ Walter G. Borst
                         -------------------------------------------------------
                          Walter G. Borst, President and Chief Executive Officer (Principal Executive Officer)
Date      August 25, 2010
     ---------------------------------------------------------------------------

   *Print the name and title of each signing officer under his or her signature.